Condensed Consolidated Statements of Operations - USD ($)			3 Months Ended	6 Months Ended
		Jan. 18, 2021	Jun. 30, 2021	Jun. 30, 2021
Operating expenses
General and administrative expenses		$ 10,484	$ 461,434	$ 586,376
Administrative fee - related party			27,884	37,561
Loss from operations			(489,318)	(623,937)
Other income (expenses):
Change in fair value of warrant liabilities			(4,821,666)	(3,413,333)
Offering costs associated with issuance of warrants			0	(275,622)
Net gain from investments held in Trust Account			6,781	6,781
Net loss		$ (10,484)	(5,304,203)	(4,306,111)
Weighted average shares outstanding, basic and diluted	[1],[2]	6,000,000
Basic and diluted net income(loss) per share		$ 0.00
Class A Ordinary Shares [Member]
Other income (expenses):
Net gain from investments held in Trust Account			$ 6,781	$ 6,781
Weighted average shares outstanding, basic and diluted			27,500,000	27,500,000
Basic and diluted net income(loss) per share			$ 0.00	$ 0.00
Class B Ordinary Shares [Member]
Other income (expenses):
Net loss			$ (5,304,203)	$ (4,306,111)
Weighted average shares outstanding, basic and diluted			6,875,000	6,608,477
Basic and diluted net income(loss) per share			$ (0.77)	$ (0.65)

[1]	On February 25, 2021, the Company effected a share capitalization, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[2]	This number excludes an aggregate of up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter.